Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Income
Loans, including fees	$ 16,336	$ 17,573	$ 19,724
Investment securities:
US Treasury	361	397	581
US Government agencies and corporations	1,271	1,066	1,105
State and political subdivisions	321	252	324
Interest-earning deposits with banks and federal funds sold	168	177	137
Total interest income	18,457	19,465	21,871
Interest Expense
Interest checking and money market accounts	299	439	542
Savings deposits	57	171	197
Time deposits $100,000 and over	471	592	802
Other time deposits	526	708	1,008
Short-term borrowed funds	34	160	353
Long-term debt	573	664	796
Total interest expense	1,960	2,734	3,698
Net interest income	16,497	16,731	18,173
Provision for (recovery of) loan losses	(389)	28	1,832
Net interest income after provision for loan losses	16,886	16,703	16,341
Noninterest Income
Service charges on deposit accounts	1,467	1,627	1,723
Other service fees and commissions	3,928	3,399	3,178
Gain (loss) on sale of securities (includes reclassification of ($2,000) and ($523,000) from accumulated comprehensive income)	(2)	(523)	1,286
Income from mortgage loan sales	1,001	2,113	3,740
Other income	927	971	748
Total noninterest income	7,321	7,587	10,675
Noninterest Expense
Salaries and employee benefits	12,051	12,423	12,891
Net occupancy expense	1,107	1,098	1,155
Equipment expense	680	734	733
Data processing costs	729	784	889
Office supplies and printing	273	358	334
Foreclosed real estate expense	1,246	1,647	2,994
Professional fees and services	847	680	588
Marketing and donations	762	728	691
Electronic banking expense	939	999	951
Software amortization and maintenance	535	541	576
FDIC insurance	425	518	693
Goodwill Impairment			987
Other noninterest expense	2,286	2,484	2,765
Total noninterest expense	21,880	22,994	26,247
Income before income taxes	2,327	1,296	769
Income taxes (includes reclassification of ($1,000 and $202,000) from accumulated other comprehensive income, respectively)	648	342	365
Net income	1,679	954	404
Less: Net income attributable to noncontrolling interest	(591)	(478)
Net income attributable to Uwharrie Capital Corp	1,088	476	404
Dividends on preferred stock		(325)	(645)
Net Income (loss) available to common shareholders	$ 1,088	$ 151	$ (241)
Net income (loss) per common share
Basic	$ 0.15	$ 0.02	$ (0.03)
Diluted	$ 0.15	$ 0.02	$ (0.03)
Weighted average common shares outstanding
Basic	7,300,988	7,422,286	7,519,100
Diluted	7,300,988	7,422,286	7,519,100